Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Classes of current inventories [abstract]
Merchandise	$ 4,874		$ 4,340
Project in process	4,564		4,771
Work in process	269		74
Raw materials	222		221
Inventories subtotal	9,929		9,406
Land held under development	1,999		1,999
Construction in progress	159		116
Inventories	$ 12,087	$ 369	$ 11,521